Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 133.1	$ 110.4	$ 94.9
Impairment of Intangible Assets (Excluding Goodwill)	2.0	40.3
Goodwill written off	1.6	1.6
Nonmonetary transaction of intangible assets			30.3
Nonmonetary transaction of net sales			11.0
Nonmonetary transaction of deferred revenues			19.3
Deferred Revenue, Revenue Recognized		$ 1.6